DEBT (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Companies Mortgage Notes
As of June 30, 2019 and December 31, 2018, the Company’s mortgage notes payable consisted of the following:

Collateral	Principal Amount June 30, 2019	Principal Amount December 31, 2018	Contractual Interest Rate (1)	Effective Interest Rate (1)	Loan Maturity
Accredo/Walgreen properties	$6,925,661	$6,996,469	3.95%	3.95%	7/1/2021
Dana property	4,592,001	4,632,398	4.56%	4.56%	4/1/2023
Six Dollar General properties	3,852,196	3,885,334	4.69%	4.69%	4/1/2022
Wyndham property (2)	5,769,600	5,820,600	One-month LIBOR+2.05%	4.34%	6/5/2027
Williams Sonoma property (2)	4,573,200	4,615,800	One-month LIBOR+2.05%	4.05%	6/5/2022
Omnicare property	4,311,660	4,349,963	4.36%	4.36%	5/1/2026
Harley property	6,808,386	6,868,254	4.25%	4.25%	9/1/2024
Northrop Grumman property	5,738,558	5,809,367	4.40%	4.40%	3/2/2021
EMCOR property	2,887,126	2,911,577	4.35%	4.35%	12/1/2024
exp US Services property	3,416,049	3,446,493	(3)	4.25%	11/17/2024
Husqvarna property	6,379,182	6,379,182	(4)	4.60%	2/20/2028
AvAir property	14,575,000	14,575,000	(5)	4.84%	3/27/2028
3M property	8,350,000	8,360,000	One-month LIBOR+2.25%	5.09%	3/29/2023
Cummins property	8,519,800	8,530,000	One-month LIBOR+2.25%	5.16%	4/4/2023
24 Hour Fitness property (6)	6,333,666	8,900,000	4.64%	4.64%	4/1/2049
Texas Health property (7)	—	4,842,500	One-month LIBOR+4.30%	6.56%	3/13/2019
Bon Secours property	5,250,000	5,250,000	5.41%	5.41%	9/15/2026
Costco property	18,850,000	18,850,000	4.85%	4.85%	1/1/2030
Total mortgage notes payable	117,132,085	125,022,937
Less unamortized deferred financing costs	(2,099,104)	(2,313,629)
	$115,032,981	$122,709,308

(1)
Contractual interest rate represents the interest rate in effect under the mortgage note payable as of June 30, 2019. Effective interest rate is calculated as the actual interest rate in effect as of June 30, 2019 consisting of the contractual interest rate and the effect of the interest rate swap, if applicable. For further information regarding the Company’s derivative instruments, see Note 7.

(2)
The loans on each of the Williams Sonoma and Wyndham properties (collectively, the "Property") located in Summerlin, Nevada were originated by Nevada State Bank ("Bank"). The loans are collateralized by a deed of trust and a security agreement with assignment of rents and fixture filing. In addition, the individual loans are subject to a cross collateralization and cross default agreement whereby any default under, or failure to comply with the terms of any one or both of the loans, is an event of default under the terms of both loans. The value of the Property must be in an amount sufficient to maintain a loan to value ratio of no more than 60%. If the loan to value ratio is ever more than 60%, the borrower shall, upon the Bank’s written demand, reduce the principal balance of the loans so that the loan to value ratio is no more than 60%.

(3)	The initial contractual interest rate is 4.25% and starting November 18, 2022, the interest rate is T-Bill index plus 3.25%.
(4)
The initial contractual interest rate is 4.60% for the first five years and starting February 21, 2023, the interest rate is the greater of 4.60% or five-year Treasury Constant Maturity ("TCM") plus 2.45% for the second five years.

(5)	The initial contractual interest rate is 4.84% for the first five-years and starting March 28, 2023, the interest rate is the greater of 4.60% or five-year TCM plus 2.45% for the second five-years.
(6)
The loan refinancing on March 7, 2019 reduced the principal amount outstanding and the rate and extended the maturity. The interest rate for the note payable outstanding as of June 30, 2019 adjusts in the 133rd, 253rd and 313th months.

(7)	The loan was fully repaid on the March 13, 2019 maturity date.

As of December 31, 2018 and 2017, the Company’s mortgage notes payable consisted of the following:

Collateral	2018 Principal Balance	2017 Principal Balance	Contractual Interest Rate (1)	Effective Interest Rate (1)	Loan Maturity
Accredo Health/Walgreen properties	$6,996,469	$7,133,966	3.95%	3.95%	7/1/2021
Dana property	4,632,398	4,709,889	4.56%	4.56%	4/1/2023
Six Dollar General properties	3,885,334	3,951,846	4.69%	4.69%	4/1/2022
Wyndham property (2)	5,820,600	5,920,800	One-month LIBOR+2.05%	4.34%	6/5/2027
Williams Sonoma property (2)	4,615,800	4,699,200	One-month LIBOR+2.05%	4.34%	6/5/2022
Omnicare property	4,349,963	4,423,574	4.36%	4.36%	5/1/2026
Harley property	6,868,254	6,983,418	4.25%	4.25%	9/1/2024
Northrop Grumman property	5,809,367	5,945,655	4.40%	4.40%	3/2/2021
EMCOR property	2,911,577	2,955,000	4.35%	4.35%	12/1/2024
exp US Services property	3,446,493	3,505,061	(4)	4.25%	11/17/2024
Husqvarna property	6,379,182	—	(5)	4.60%	2/20/2028
AvAir property (3)	14,575,000	12,000,000	(6)	4.84%	3/27/2028
3M property	8,360,000	—	One-month LIBOR +2.25%	5.09%	3/29/2023
Cummins property	8,530,000	—	One-month LIBOR +2.25%	5.16%	4/4/2023
24 Hour Fitness property	8,900,000	—	One-month LIBOR +4.30%	6.56%	3/17/2019
Texas Health property	4,842,500	—	One-month LIBOR +4.30%	6.56%	3/13/2019
Bon Secours property	5,250,000	—	5.41%	5.41%	9/15/2026
Costco property	18,850,000	—	4.85%	4.85%	1/1/2030
Total mortgage notes payable	125,022,937	62,228,409
Less unamortized deferred financing costs	(2,313,629)	(1,741,106)
Mortgage notes payable, net	$122,709,308	$60,487,303

(1)
Contractual interest rate represents the interest rate in effect under the mortgage note payable as of December 31, 2018. Effective interest rate is calculated as the actual interest rate in effect as of December 31, 2018 (consisting of the contractual interest rate and the effect of the interest rate swap, if applicable). For further information regarding the Company’s derivative instruments (see Note 7).

(2)
The notes on each of the Williams Sonoma and Wyndham properties (collectively, the “Property”) located in Summerlin, Nevada were originated by Nevada State Bank (“Bank”). The notes are collateralized by a deed of trust and a security agreement with assignment of rents and fixture filing. In addition, the individual loans are subject to a cross collateralization and cross default agreement whereby any default under, or failure to comply with the terms of any one or both of the notes is an event of default under the terms of both notes. The value of the property must be in an amount sufficient to maintain a loan to value ratio of no more than 60%. If the note to value ratio is ever more than 60%, the borrower shall, upon the Bank’s written demand, reduce the principal balance of the notes so that the note to value ratio is no more than 60%.

(3)
On March 27, 2018, the Company refinanced the mortgage note payable as of December 31, 2017 with a new note for $14,575,000 through a nonaffiliated lender. The note is secured by the AvAir property and it matures on March 27, 2028.

(4)	The initial contractual interest rate is 4.25% and starting November 18, 2022, the interest rate is T-Bill index plus 3.25%.
(5)	The initial contractual interest rate is 4.60% for the first five years and the greater of 4.60% or five-year Treasury Constant Maturity (“TCM”) plus 2.45% for the second five years.
(6)
The initial contractual interest rate for the note payable outstanding as of December 31, 2018 is 4.84% for the first five-years and the greater of 4.60% or five-year TCM plus 2.45% for the second five-years.

(7)
On March 7, 2019, the Company refinanced the mortgage note payable as of March 17, 2019 with a new note for $6,350,000 through a nonaffiliated lender. The new note is secured by the 24 Hour Fitness property and it matures on March 7, 2049.

(8)	On March 13, 2019, the Company repaid this mortgage note payable with borrowings under its unsecured line of credit.

Mortgage Notes Payable
The following were the face value, carrying amount and fair value of the Company’s mortgage notes payable as of December (Level 3 measurement):

	2018			2017
	Face Value	Carrying Value	Fair Value	Face Value	Carrying Value	Fair Value
Mortgage notes payable	$125,022,937	$122,709,308	$123,821,490	$62,228,409	$60,487,303	$62,363,284

Future Principal Repayments
The following summarizes the future principal repayments of the Company’s mortgage notes payable and New Credit Facility as of June 30, 2019:

	Mortgage Note Payable	New Credit Facility	Total
July through December 2019	$637,333	$—	$637,333
2020	1,523,095	—	1,523,095
2021	8,223,343	—	8,223,343
2022	14,617,593	—	14,617,593
2023	21,247,852	—	21,247,852
2024	12,966,778	—	12,966,778
Thereafter	57,916,091	—	57,916,091
Total principal	117,132,085	—	117,132,085
Less: Deferred financing costs, net	(2,099,104)	—	(2,099,104)
Net principal	$115,032,981	$—	$115,032,981

The following summarizes the future principal repayments of the Company’s mortgage notes payable and Unsecured Credit Facility as of December 31, 2018:

	Mortgage Notes Payable	Unsecured Credit Facility		Total
2019	$14,852,271	$9,000,000	(1)	$23,852,271
2020	1,435,312	—		1,435,312
2021	8,130,359	—		8,130,359
2022	14,516,126	—		14,516,126
2023	21,115,026	—		21,115,026
Thereafter	64,973,843	—		64,973,843
Total principal	125,022,937	9,000,000		134,022,937
Deferred financing costs, net	(2,313,629)	(2,000)		(2,315,629)
Total	$122,709,308	$8,998,000		$131,707,308

(1)	The maturity date of the outstanding borrowings under the Company's Unsecured Credit Facility was extended to April 30, 2019, as discussed in Note 10.

Interest Expenses Reconciliation
The following is a reconciliation of the components of interest expense for the three and six months ended June 30, 2019 and 2018:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Mortgage notes payable:
Interest expense	$1,368,662	$996,756	$2,845,158	$1,822,477
Amortization of deferred financing costs	109,071	98,648	379,593	505,534
Loss (gain) on interest rate swaps (1)	562,571	15,877	890,385	(213,389)
Unsecured credit facility:
Interest expense	27,918	83,408	111,436	166,397
Amortization of deferred financing costs	8,503	8,571	10,503	12,857
Total interest expense	$2,076,725	$1,203,260	$4,237,075	$2,293,876

(1)          Includes unrealized loss (gain) on interest rate swaps of $553,490 and $6,235 for the three months ended June 30, 2019 and 2018, respectively, and $874,016 and $(220,571) for the six months ended June 30, 2019 and 2018, respectively, (see Note 7). Accrued interest payable, net of $4,208 and $5,950 at June 30, 2019 and December 31, 2018, respectively, represents the unsettled portion of the interest rate swaps from the last settlement period through the respective balance sheet dates.

The following is a reconciliation of the components of interest expense:

	Year Ended December 31,
	2018	2017
Mortgage notes payable:
Interest expense	$4,065,686	$1,191,351
Amortization of deferred financing costs	897,535	168,546
Loss (gain) on interest rate swaps (1)	261,198	(1,668)
Unsecured credit facility:
Interest expense	323,409	248,637
Amortization of deferred financing costs	30,000	1,118
Forfeited loan fee	—	30,000
Total interest expense	$5,577,828	$1,637,984

(1)
Includes unrealized loss (gain) on interest rate swaps of $157,613 and $(7,899) for years ended December 31, 2018 and 2017, respectively, (see Note 7). Accrued interest payable of $7,649 and $6,231 at December 31, 2018 and 2017, respectively, represents the unsettled portion of the interest rate swaps for the period from origination of the interest rate swap through the respective balance sheet dates.